                                                  Filed Pursuant to Rule 497(b)
                                                  Registration File No. 2-34215


                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                    -----------------------------------------

                        NOTICE OF MEETING OF SHAREHOLDERS

                    -----------------------------------------

                                SEPTEMBER 5, 2002

         This is to notify you that a Meeting of Shareholders of Schroder Emerging Markets Fund Institutional Portfolio, a series of Schroder Capital Funds (Delaware), will be held on September 5, 2002 at 10:00 a.m., New York time, at the offices of the Trust, 875 Third Avenue, 22nd Floor, New York, New York 10022, for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Schroder Emerging Markets Fund Institutional Portfolio to Schroder Emerging Markets Fund, both series of Schroder Capital Funds (Delaware), in exchange for shares of Schroder Emerging Markets Fund and the assumption by Schroder Emerging Markets Fund of all of the liabilities of Schroder Emerging Markets Fund Institutional Portfolio, and the distribution of such shares to the shareholders of Schroder Emerging Markets Fund Institutional Portfolio in complete liquidation of Schroder Emerging Markets Fund Institutional Portfolio.

2. To transact such other business as may properly come before the meeting.

         The Trustees of Schroder Capital Funds (Delaware) have fixed the close of business on July 17, 2002 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.


                                       By Order of the Board of Trustees



                                       Carin F. Muhlbaum
                                       Secretary
July 31, 2002

--------------------------------------------------------------------------------
WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


INTRODUCTION...........................................................   1
I.     OVERVIEW OF PROPOSAL............................................   3
II.    DETAILS OF THE PROPOSED REORGANIZATION..........................   9
III.   VOTING INFORMATION..............................................  15
IV.    INFORMATION ABOUT THE FUNDS.....................................  17

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO,
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)

                           IN EXHCHANGE FOR SHARES OF
                         SCHRODER EMERGING MARKETS FUND,
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)

                          875 THIRD AVENUE, 22ND FLOOR
                            NEW YORK, NEW YORK 10022


                 PROSPECTUS/PROXY STATEMENT DATED JULY 31, 2002


                                  INTRODUCTION


         This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of Schroder Emerging Markets Fund Institutional Portfolio (the "Institutional Portfolio") into Schroder Emerging Markets Fund (the "Emerging Markets Fund"). The Institutional Portfolio and Emerging Markets Fund are separate series of Schroder Capital Funds (Delaware). Schroder Capital Funds (Delaware) is an open-end series management investment company organized as a Delaware business trust. The Institutional Portfolio and the Emerging Markets Fund are sometimes referred to in this Prospectus/Proxy Statement as the "Funds."

         The Proposal described in this Prospectus/Proxy Statement (the "Proposal") relates to the proposed merger of the Institutional Portfolio into the Emerging Markets Fund. If the Merger occurs, you will become a shareholder of the Emerging Markets Fund. The Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in equity securities of emerging market issuers. If the Agreement and Plan of Reorganization is approved by shareholders of the Institutional Portfolio and the Merger occurs, the Institutional Portfolio will transfer all of its assets and liabilities to the Emerging Markets Fund, in exchange for shares of the Emerging Markets Fund (the "Merger Shares") with a value equal to the assets and liabilities transferred. After that exchange, shares received by the Institutional Portfolio will be distributed pro rata to the Institutional Portfolio's shareholders. All shareholders of the Institutional Portfolio will receive shares of a single class of the Emerging Markets Fund.

         Because you are a shareholder of the Institutional Portfolio, you are being asked to vote on the Proposal. This Prospectus/Proxy Statement explains what you should know before investing in the Emerging Markets Fund. Please read it carefully and keep it for future reference.

         Because shareholders of the Institutional Portfolio are being asked to approve a transaction that will result in their receiving shares of the Emerging Markets Fund, this Proxy Statement also serves as a Prospectus for the shares of the Emerging Markets Fund to be issued in connection with the Merger.

         The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

o the current Prospectus of the Emerging Markets Fund, dated July 24, 2002, and the Prospectuses for Investor and Advisor Shares of the Institutional Portfolio, each dated January 28, 2002 (each a "Fund Prospectus");

o the current Statement of Additional Information for the Emerging Markets Fund dated July 24, 2002, and the current Statement of Additional Information for the Institutional Portfolio, dated January 28, 2002 (each, a "Fund SAI"); and

o the Statement of Additional Information dated July 31, 2002 relating to this Prospectus/Proxy Statement (the "Merger SAI"). ----------

         This Prospectus/Proxy Statement is accompanied by the following documents:

o a copy of the current Prospectus for the Emerging Markets Fund, dated July 24, 2002;

o a copy of each Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001; and

o a copy of the Emerging Markets Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2002.

For a free copy of a Prospectus of either Fund, the current Statement of Additional Information of either Fund, the Merger SAI, or the most recent Annual or Semi-Annual Reports of either Fund, please call 800-464-3108 or write to Schroder Mutual Funds at:

                  Schroder Mutual Funds
                  P.O. Box 8507
                  Boston, Massachusetts  02266

         The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

         You can lose money by investing in the Emerging Markets Fund. The Emerging Markets Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Emerging Markets Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            I. OVERVIEW OF PROPOSAL

PROPOSED TRANSACTION

         The Trustees of Schroder Capital Funds (Delaware), on behalf of each of the Funds, have approved a transaction involving the merger of the Institutional Portfolio into the Emerging Markets Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization. This Agreement provides for the transfer of all of the assets of the Institutional Portfolio to the Emerging Markets Fund, in exchange for shares of the Emerging Markets Fund, and the assumption by the Emerging Markets Fund of all the liabilities of the Institutional Portfolio, followed by the liquidation of the Institutional Portfolio. A copy of the Agreement and Plan of Reorganization is included as Appendix A (the "Agreement and Plan of Reorganization").

         Schroder Investment Management North America Inc. ("Schroders") (itself and its predecessors) has been in the business of investment management since 1962. Schroders is the investment adviser to each Fund.

         If the Proposal is approved by the shareholders of the Institutional Portfolio, the Institutional Portfolio will receive a number of shares of the Emerging Markets Fund equal in value to the value of the net assets of the Institutional Portfolio being transferred. Following the transfer (i) the Institutional Portfolio will distribute to the holders of its Investor and Advisor Shares a number of full and fractional shares of the Emerging Markets Fund equal in value to the value of the net assets of the Institutional Portfolio being transferred and attributable to the Investor or Advisor Shares, as the case may be, of the Institutional Portfolio and (ii) the Institutional Portfolio will be liquidated. The Merger is intended to be a tax-free reorganization.

         THE TRUSTEES OF SCHRODER CAPITAL FUNDS (DELAWARE) UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE INSTITUTIONAL PORTFOLIO APPROVE THIS PROPOSAL. In reaching that conclusion, the Trustees considered, among other things, (i) that an investment in the Emerging Markets Fund will provide shareholders of the Institutional Portfolio an investment opportunity comparable to that currently afforded by the Institutional Portfolio; (ii) that the Merger will offer Institutional Portfolio shareholders the opportunity to keep their investment in an open-end mutual fund without recognition of gain or loss for federal income tax purposes, and (iii) that the operating expenses of the Emerging Market Fund after the Merger are expected to be lower than those borne by Investment Shares and Advisor Shares of the Insttitutional Portfolio. See "Proposal -- Background and Reasons for the Proposed Merger."

OPERATING EXPENSES

         The following tables summarize expenses:

(1) that each Fund (or class of shares) incurred in its fiscal year ended October 31, 2001; and

(2) that the Emerging Markets Fund would be expected to have incurred in its most recent fiscal year, after giving effect on a pro forma combined basis to the proposed Merger as if the Merger had occurred as of the beginning of such fiscal year.

         The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each class of shares of the Institutional Portfolio, the Emerging Markets Fund, and the Emerging Markets Fund on a pro forma basis, over specified periods. By translating "Net Expenses" into dollar amounts, these examples help you compare the costs of investing in the Funds to the costs of investing in other mutual funds.

SHAREHOLDER FEES
(expenses that are deducted from Fund assets)

-------------------------------------------------------------------------------------------------------------------------------
                           Current Expenses          Current Expenses
                           SCHRODER EMERGING         SCHRODER EMERGING
                           MARKETS FUND              MARKETS FUND             Current Expenses        Pro-Forma Combined
                           INSTITUTIONAL PORTFOLIO   INSTITUTIONAL            SCHRODER EMERGING        Expenses SCHRODER
                           (Investor Shares)         Portfolio (Advisor       MARKETS FUND            EMERGING MARKETS FUND
                                                     Shares)                  (INVESTOR SHARES)       (INVESTOR SHARES)
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales              None                      None                     None                    None
  Load Imposed
  on Purchases

-------------------------------------------------------------------------------------------------------------------------------
Maximum                    None                      None                     None                    None
  Deferred
  Sales Load

-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load         None                      None                     None                    None
Imposed on
Reinvested
Dividends

-------------------------------------------------------------------------------------------------------------------------------
Purchase Charge            None                      None                     None                    None

-------------------------------------------------------------------------------------------------------------------------------
Redemption                 None                      None                     None                    None
Charge

-------------------------------------------------------------------------------------------------------------------------------
Exchange Fee               None*                     None*                    None                    None
-------------------------------------------------------------------------------------------------------------------------------

*Note that Investor Shares and Advisor Shares of the Institutional Portfolio do not have an exchange privilege.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

-------------------------------------------------------------------------------------------------------------------------------
                                   Current Expenses     Current Expenses
                                   SCHRODER EMERGING    SCHRODER EMERGING                                Pro-Forma Combined
                                   MARKETS              MARKETS INSTITUTIONAL    Current Expenses        Expenses
                                   INSTITUTIONAL        PORTFOLIO (Advisor       SCHRODER EMERGING       SCHRODER EMERGING
                                   PORTFOLIO            Shares)                  MARKETS FUND            MARKETS FUND
                                   (Investor Shares)                             (INVESTOR SHARES)       (INVESTOR SHARES)
-------------------------------------------------------------------------------------------------------------------------------
Management Fees(1)                 1.10%                1.10%                    1.25%                   1.25%

-------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees                         None                 None(4)                  None                    None

-------------------------------------------------------------------------------------------------------------------------------
Other Expenses                     0.79%                1.14%(5)                 1.13%                   0.66%

-------------------------------------------------------------------------------------------------------------------------------
Total Fund Operating               1.89%                2.24%                    2.38%                   1.91%
  Expenses

-------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense          N/A(2)               N/A(2)                   (0.68)%(3)              (0.41)%(3)
Limitation

-------------------------------------------------------------------------------------------------------------------------------
Net Expenses                       N/A                  N/A                      1.70%(3)                1.50%(3)

-------------------------------------------------------------------------------------------------------------------------------

(1) Management Fees include all fees payable to Schroders and its affiliates for investment advisory and fund administration services. The Funds also pay sub-administration fees directly to SEI Investments Mutual Funds Services, and those fees are included under "Other Expenses." Each Fund has a contractual investment advisory fee rate of 1.00% per annum.

(2) In order to limit the expenses of the Institutional Portfolio, Schroders has voluntarily undertaken to reduce its compensation (and, if necessary, to pay certain other Fund expenses) to the extent that the Fund's expenses exceed the annual rate of 1.18% and 1.43%, for Investor and Advisor Shares, respectively. This expense limitation may be terminated at any time by Schroders without notice, and it is expected that, if the Merger is not effected, this expense limitation will be terminated.

(3) Reflects the effect of contractually imposed expense limitations and/or fee waivers that Schroders has agreed will go into effect at the time of the Merger and will remain in place through October 31, 2003. Until the time of the Merger, Schroders has agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) to the extent the Fund's expenses exceed the annual rate of 1.70%. Therefore, the Fund's Net Expenses will be 1.70% until the time of the Merger, and will be contractually limited to 1.50% (on a pro-forma basis) from the time of the Merger through October 31, 2003.

(4) The Institutional Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. Under the Plan, the Institutional Portfolio may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Institutional Portfolio's average daily net assets attributable to its Advisor Shares. Although the Trustees have not currently authorized payments under the Distribution Plan, payments by the Institutional Portfolio under its Shareholder Servicing Plan, which will not exceed the annual rate of 0.25% of the Institutional Portfolio's average daily net assets attributable to its Advisor Shares, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be intended primarily to result in the sale of the Institutional Portfolio's Advisor Shares.

(5) Includes an annual shareholder servicing fee of 0.25% of the Institutional Portfolio's average daily net assets.

EXAMPLES OF FUND EXPENSES:

         The examples assume that you invest $10,000 in the indicated class of shares of a Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Examples also assume that your investment earns a 5% return each year and that each Fund accrues expenses at the rate shown under Total Annual Fund Operating Expenses above in each year (except in the first year, when its annual expenses are accrued at the same rate, if any, shown under Net Expenses). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

-----------------------------------------------------------------------------------------------------------------
                 Example Expenses     Example Expenses
                 SCHRODER EMERGING    SCHRODER EMERGING    Example Expenses
                 MARKETS FUND         MARKETS  FUND        SCHRODER
                 INSTITUTIONAL        INSTITUTIONAL        EMERGING MARKETS   Pro Forma Combined Expenses
                 PORTFOLIO            PORTFOLIO (Advisor   FUND (Investor     SCHRODER EMERGING MARKETS FUND
                 (Investor Shares)    Shares)              Shares)            (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
1 Year           $192                 $227                 $174               $153

-----------------------------------------------------------------------------------------------------------------
3 Years          $594                 $700                 $685               $560

-----------------------------------------------------------------------------------------------------------------
5 Years          $1,021               $1,200               $1,221             $994

-----------------------------------------------------------------------------------------------------------------
10 Years         $2,212               $2,575               $2,688             $2,199

-----------------------------------------------------------------------------------------------------------------


FEDERAL INCOME TAX CONSEQUENCES

         For federal income tax purposes, the Merger is expected to be a tax-free reorganization. Accordingly, no gain or loss will be recognized by the Institutional Portfolio or by its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each shareholder of the Institutional Portfolio will be the same as the tax basis of that shareholder's shares in the pre-merger fund. Some of the capital loss carryforwards otherwise available either to the Institutional Portfolio or the Emerging Markets Fund will likely be limited as a result of the Merger; as a result, shareholders may receive taxable distributions in a greater amount, or sooner, than if the Merger did not occur. See "Information Applicable to the Proposal -- Federal Income Tax Consequences."



INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The investment objectives, policies and strategies of the two Funds, and certain differences between them, are summarized below. For a more detailed description of the investment techniques used by the Funds, and the risks associated with investments in the Funds, please see each Fund's Prospectus.

         The Institutional Portfolio and the Emerging Markets Fund have substantially similar investment objectives and principal investment strategies. The investment objective of the Institutional Portfolio is to seek long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. The Institutional Portfolio normally invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies determined by Schroders to be "emerging market" issuers. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The Emerging Markets Fund also normally invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies determined by Schroders to be "emerging market" issuers.

         Each of the Institutional Portfolio and the Emerging Markets Fund may invest the remaining 20% of its assets in securities of issuers located anywhere in the world, and each may invest up to 20% of its assets in fixed-income securities, including lower-quality, high yielding fixed-income securities (sometimes known as "junk" bonds). The Emerging Markets Fund specifically reserves the right to invest up to 5% of its assets in sovereign debt securities that are in default.

         The Emerging Markets Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stock, and warrants to purchase common and preferred stocks. The Fund invests principally in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Countries currently in this Index include:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Schroders may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. Schroders has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered as an emerging market country for purposes of the Fund's eligible investments. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund normally will invest in at least three countries other than the United States.

         The Emerging Markets Fund invests in issuers and countries that Schroders believes offer the potential for capital growth. In identifying candidates for investment, Schroders considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer has any proprietary advantages. In addition, Schroders considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when they reach fair valuation or when significantly more attractive investment candidates become available.

         Because the Emerging Markets Fund and the Institutional Portfolio pursue substantially similar investment programs, the Funds share similar principal risks, which include the risks associated with investments in foreign and emerging markets, equity securities, foreign currencies, fixed-income securities, and junk bonds. The two Funds also share the risks associated with geographic concentration, and with investment in a "non-diversified" mutual fund. The two Funds possess somewhat different fundamental investment restrictions. If shareholders of the Institutional Portfolio approve the Proposal, they will be subject to the current fundamental investment policies of the Emerging Markets Fund, which will not be changing in connection with the Merger. Schroders does not believe that the differences between the Funds' fundamental investment policies result in any material differences in the way the Funds currently are managed or in the way the Emerging Markets Fund would be managed if shareholders approve the Proposal. A list of the fundamental and certain non-fundamental investment policies of each of the Funds is included as Appendix B. The Institutional Portfolio does not currently hold any portfolio investments that would violate the Emerging Markets Fund's investment policies or restrictions as a result of such investments being acquired by the Emerging Markets Fund in connection with the Merger. In the event that the Institutional Portfolio comes to hold any such investment, Schroders will cause the Fund to sell or otherwise dispose of the investment prior to the Merger.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

         The Institutional Portfolio and the Emerging Markets Fund have identical procedures concerning dividends and distributions. Each Fund declares and pays dividends annually. Each Fund distributes any net realized capital gains annually. For each Fund, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Exchange Date (as defined in the Agreement and Plan of Reorganization), the Institutional Portfolio will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Exchange Date not previously distributed.

         The two Funds have similar procedures for purchasing Fund shares, but with significant differences in the minimum amounts required for initial and subsequent investments, as described below.

         The Emerging Markets Fund offers only Investor Shares. Investor Shares of the Emerging Markets Fund may be purchased at their net asset value next determined, without any sales charges or loads, through Schroder Fund Advisors Inc. ("SFA"), the distributor of the Fund's shares. The Institutional Portfolio offers two classes of shares, Investor Shares and Advisor Shares. Investor Shares and Advisor Shares can be purchased directly from the Institutional Portfolio (through SFA) or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with SFA. Investor Shares and Advisor Shares of the Institutional Portfolio may be purchased at their net asset value next determined, without any sales charges or loads. Advisor Shares of the Institutional Portfolio are subject to a 0.25% annual shareholder servicing fee.

         Investor Shares of the Emerging Markets Fund can generally be exchanged for Investor Shares of most other funds in the Schroders family of funds. Investor Shares and Advisor Shares of the Institutional Portfolio may not be exchanged for shares of other funds in the Schroders family of funds.

         The two Funds have similar redemption procedures. Investor Shares of the Emerging Markets Fund and Investor and Advisor Shares of the Institutional Portfolio may be redeemed at the net asset value next determined after receipt of a redemption request, on any day the New York Stock Exchange is open.

         Each Fund has adopted a procedure for involuntary redemptions in the event that an account balance falls below a minimum threshold. For purposes of this involuntary redemption policy, accounts in the Institutional Portfolio are required to maintain a minimum balance of $100,000, while accounts in the Emerging Markets Fund are required to maintain a minimum balance of $2,000.

         Shares of each Fund can be redeemed by contacting the relevant Fund by mail or by telephone, or in the case of shares of the Institutional Portfolio held through a Service Organization, by contacting the relevant Service Organization.

ADDITIONAL INFORMATION

         See each Fund's Prospectus for further information. Additional information about the Emerging Markets Fund's performance is contained in Appendix C to this Prospectus/Proxy Statement.


                   II. DETAILS OF THE PROPOSED REORGANIZATION


         The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Institutional Portfolio and the Emerging Markets Fund (the "Agreement"), a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

         The Agreement provides, among other things, for the transfer of all of the assets of the Institutional Portfolio to the Emerging Markets Fund in exchange for (i) the issuance to the Institutional Portfolio of the Merger Shares, the number of which will be calculated based on the value of the net assets of the Institutional Portfolio acquired by the Emerging Markets Fund and the net asset value per Investor Share of the Emerging Markets Fund and (ii) the assumption by the Emerging Markets Fund of all of the liabilities of the Institutional Portfolio, all as more fully described below under "Information Applicable to the Proposal."

         After receipt of the Merger Shares, the Institutional Portfolio will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Institutional Portfolio. Each shareholder holding Investor or Advisor Shares of the Institutional Portfolio will receive a number of full and fractional Investor Shares of the Emerging Markets Fund equal in value at the date of the exchange to the aggregate value of the shareholder's Institutional Portfolio Investor or Advisor Shares.

         BOARD OF TRUSTEES' RECOMMENDATION. THE BOARD OF TRUSTEES OF SCHRODER CAPITAL FUNDS (DELAWARE) HAS VOTED TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND RECOMMEND THAT SHAREHOLDERS OF THE INSTITUTIONAL PORTFOLIO ALSO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

         The Board of Trustees of Schroder Capital Funds (Delaware), including all of its Trustees who are not "interested persons" of Schroder Capital Funds (Delaware) (the "Independent Trustees"), has determined that the Merger would be in the best interests of the Institutional Portfolio, and that the interests of the Institutional Portfolio's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on May 14, 2002, the Board approved the proposed Merger and recommended its approval by shareholders. The principal reasons why the Board of Trustees is recommending the Merger are as follows:

             (i) APPROPRIATE INVESTMENT OBJECTIVES, ETC. The investment objective, policies, and restrictions of the Emerging Markets Fund are similar to those of the Institutional Portfolio, and the Trustees believe that an investment in shares of the Emerging Markets Fund will provide shareholders with an investment opportunity comparable to that currently afforded by the Institutional Portfolio.

           (ii) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed Merger will permit Institutional Portfolio shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. The Trustees considered the likelihood that, in the absence of the Merger, Schroders would recommend the liquidation of the Institutional Portfolio. If the Institutional Portfolio were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes. See "Information Applicable to the Proposal -- Federal Income Tax Consequences," below.

           (iii) LARGER COMBINED FUND; LOWER OPERATING EXPENSES. The Trustees considered the relatively small size of the Institutional Portfolio and the likelihood that it will not increase substantially in size in the foreseeable future, and that the Merger will offer shareholders of the Institutional Portfolio the opportunity to pursue a similar investment program in a larger, combined Fund. The Trustees considered that the operating expenses of the Emerging Markets Fund after the Merger are expected to be lower than the operating expenses borne by the Investor Shares and Advisor Shares of the Institutional Portfolio (assuming that the voluntary expense limitation currently in effect for the Institutional Portfolio will be terminated).

INFORMATION APPLICABLE TO THE PROPOSAL

         AGREEMENT AND PLAN OF REORGANIZATION. If approved by shareholders of the Institutional Portfolio, the Merger is expected to occur on or around September 27, 2002, pursuant to the Agreement and Plan of Reorganization. Pursuant to the Agreement and Plan of Reorganization, the Institutional Portfolio will transfer all of its assets and liabilities to the Emerging Markets Fund, in exchange for the issuance of Investor Shares of the Emerging Markets Fund having an aggregate net asset value equal to the value of the net assets being transferred, all as of the Exchange Date (defined in each Agreement to be September 27, 2002 or such other date as may be agreed upon by the Emerging Markets Fund and the Institutional Portfolio). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement and Plan of Reorganization in Appendix A.

         Immediately following the Exchange Date, the Merger Shares received by the Institutional Portfolio will be distributed pro rata to its shareholders of record as of the close of business on the Exchange Date. As a result of the proposed transaction, each holder of shares of the Institutional Portfolio will receive a number of full and fractional Investor Shares of the Emerging Markets Fund, having an aggregate net asset value at the Exchange Date equal to the aggregate net asset value of the shares of the Institutional Portfolio held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Emerging Markets Fund in the names of the Institutional Portfolio shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Emerging Markets Fund will not be represented by certificates, certificates for Merger Shares will not be issued.

         The consummation of the transactions contemplated by the Proposal is subject to the conditions set forth in the Agreement and Plan of Reorganization, any of which conditions may be waived, except for the condition requiring shareholder approval of the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization may be terminated, and the Merger abandoned, at any time prior to the Exchange Date, before or after approval by the shareholders of the Institutional Portfolio, by mutual consent of the Funds or, if any condition set forth in the Agreement and Plan of Reorganization has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         All legal and accounting fees and expenses, printing expenses, and other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Proposal under the Agreement and Plan of Reorganization will be borne by Schroders or its affiliates. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

         DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to the Institutional Portfolio's shareholders in accordance with the procedures set forth in the Agreement, as described above. The Merger Shares are Investor Shares of the Emerging Markets Fund. Holders of Advisor Shares of the Institutional Portfolio will receive Investor Shares of the Emerging Markets Fund in the Merger.

         ORGANIZATION. Each of the Merger Shares will be fully paid and nonassessable by the Emerging Markets Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust Instrument") permits Schroder Capital Funds (Delaware) to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.

         FEDERAL INCOME TAX CONSEQUENCES. The Merger is intended to be a tax-free reorganization. As a condition to the Institutional Portfolio's obligations to consummate the Merger, the Institutional Portfolio will receive an opinion from counsel to the Institutional Portfolio to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Institutional Portfolio as a result of the Merger; (ii) under Section 354 of the code, no gain or loss will be recognized by shareholders of the Institutional Portfolio on the distribution of Merger Shares to them in exchange for their shares of the Institutional Portfolio; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Institutional Portfolio's shareholders receive in place of their Institutional Portfolio shares will be the same, in the aggregate, as the aggregate basis of those shareholders' Institutional Portfolio shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Institutional Portfolio shares exchanged for the Merger Shares, provided that the shareholder held the Institutional Portfolio shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Emerging Markets Fund as a result of the Merger; (vi) under
Section 362(b) of the Code, the Emerging Markets Fund's tax basis in the assets that the Emerging Markets Fund receives from the Institutional Portfolio will be the same as the Institutional Portfolio's basis in such assets; and (vii) under
Section 1223(2) of the Code, the Emerging Markets Fund's holding period in such assets will include the Institutional Portfolio's holding period in such assets. The opinion will be based on certain factual certifications made by officers of Schroder Capital Funds (Delaware) and will also be based on customary assumptions.

         Prior to the Exchange Date, the Institutional Portfolio will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         The Institutional Portfolio has, for tax purposes, capital loss carryforwards which are limited due to ownership changes that occurred prior to the proposed merger. The Emerging Markets Fund also has capital loss carryforwards available to offset future recognized capital gains. The availability of these loss carryforwards to offset future capital gains may be limited substantially, or further limited in the case of the Emerging Markets Fund Institutional Portfolio, by the Merger.

         This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Merger, including the applicability and effect of state, local, foreign and other tax laws.

         CAPITALIZATION. The following table shows the capitalization of the Emerging Markets Fund and the Institutional Portfolio as of April 30, 2002, and of the Emerging Markets Fund on a pro forma basis as of that date, assuming the Merger had occurred as of that date:

CAPITALIZATION TABLES
APRIL 30, 2002
(UNAUDITED)

                                                                                         SCHRODER EMERGING
                                    SCHRODER EMERGING              SCHRODER                MARKETS FUND
                                      MARKETS FUND               EMERGING MARKETS            PRO FORMA
                                 INSTITUTIONAL PORTFOLIO             FUND                    COMBINED
                                 -----------------------             ----                    --------

---------------------------------------------------------------------------------------------------------------------

Net assets (000's omitted)
   Investor....................               33,197               35,604                      78,728
   Advisor.....................                9,927                 N/A                         N/A

---------------------------------------------------------------------------------------------------------------------

Shares outstanding (000's omitted)
   Investor....................                3,906               3,654                        8,083
   Advisor ....................                1,171                 N/A                         N/A

---------------------------------------------------------------------------------------------------------------------

Net asset value per share
   Investor....................                  $8.50              $9.74                       $9.74
   Advisor.....................                  $8.48               N/A                          N/A

---------------------------------------------------------------------------------------------------------------------

Pro forma financial statements of the Emerging Markets Fund as of and for the fiscal year ended October 31, 2001 are included in the Merger SAI. Because the Agreement and Plan of Reorganization provides that the Emerging Markets Fund will be the surviving Fund following the Merger, the pro forma financial statements reflect the transfer of the assets and liabilities of each class of the Institutional Portfolio to the Emerging Markets Fund, as contemplated by the
Agreement and Plan of Reorganization.

---------------------------------------------------------------------------------------------------------------------

                            III. VOTING INFORMATION

         REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger will require the affirmative vote of a "majority of the outstanding voting securities" of the Institutional Portfolio (as defined in the Investment Company Act of 1940, as amended), which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Institutional Portfolio or (2) 67% or more of the shares of the Institutional Portfolio present at a meeting if more than 50% of the outstanding shares of the Institutional Portfolio are represented at the meeting in person or by proxy.

         RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of the Institutional Portfolio at the close of business on July 17, 2002 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of one-third of the outstanding shares of the Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionately.

         Votes cast by proxy or in person at the Meeting will be counted by persons appointed by Schroder Capital Funds (Delaware) as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes have the effect of negative votes on the Proposal.

         SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Institutional Portfolio, there were issued and outstanding 3,671,436.47 Investor Shares of beneficial interest and 1,169,031.18 Advisor Shares of beneficial interest of the Institutional Portfolio.

         As of the Record Date, the officers and Trustees of Schroder Capital Funds (Delaware) as aa group beneficially owned less than 1% of the outstanding shares of the Institutional Portfolio. The following table gives the names and addresses of the persons who, to the knowledge of the Institutional Portfolio, owned of record or beneficially 5% or more of any class of the outstanding shares of the Institutional Portfolio as of the Record Date:

Shareholder                                                                 Class                     % Ownership
-----------                                                                 -----                     -----------

Banc of America Securities LLC                                             Advisor                      93.26%
Omnibus Account for the Exclusive Benefit
   Our Clients
NC1-004-03-06
200 N. College St., 3rd Floor
Charlotte, NC 28255-0001

Jewish Federation of Metropolitan Chicago                                  Investor                     30.60%
1 South Franklin St., Room 625
Chicago, IL 60606-4609

Baptist Foundation of Texas                                                Investor                     29.19%
1601 Elm St., Suite 1700
Dallas, TX 75201-7241

The Northern Trust Company                                                 Investor                     10.22%
F/B/O Intermountain Health Care Inc.
Retiree Welfare Benefit Trust
U/A Dated 12-30-92
50 S. LaSalle St.
Chicago, IL  60603-1006

Schroder Nominees Limited                                                  Investor                      8.08%
JHSW Retirement Benefits Scheme
Attention:  Suresh Chauhan
33 Gutter Lane, 2nd Floor
London EC2V 8AS
UNITED KINGDOM

Trustees of the Estate Belonging to                                        Investor                      7.53%
  The Diocese of Long Island Inc.
36 Cathedral Avenue
Garden City, NY 11530-4435

Investor Shares and Advisor Shares of the Institutional Portfolio will vote together as a class for purposes of considering the Proposal presented at the Meeting.

         SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Trustees of Schroder Capital Funds (Delaware) and the employees of Schroders and its affiliates.

         REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of Schroder Capital Funds (Delaware) at 875 Third Avenue,

22nd Floor, New York, New York 10022), in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of Schroder Capital Funds (Delaware). All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, to approve the Proposal.

         ADJOURNMENT. If sufficient votes in favor the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

         SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Trust Instrument of Schroder Capital Funds (Delaware) does not provide for annual meetings of shareholders, and Schroder Capital Funds (Delaware) does not currently intend to hold such a meeting for shareholders of the Institutional Portfolio in 2002. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Institutional Portfolio's shareholders must be received by Schroder Capital Funds (Delaware) a reasonable period of time prior to any such meeting. If the Merger described in the Proposal is consummated, there will be no further meetings of the shareholders of the Institutional Portfolio.

         OTHER MATTERS. The Trustees of Schroder Capital Funds (Delaware) know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                        IV. INFORMATION ABOUT THE FUNDS

         Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Merger SAI, the Funds' Prospectuses, each Fund's SAI, and each Fund's most recent Annual and Semi-Annual Reports, which are available upon request by calling 800-464-3108.

Schroder Capital Funds (Delaware) is subject to the informational requirements of the Securities Exchange Act of 1934, and accordingly files reports and other information with the Securities and Exchange Commission. Reports and other information filed by Schroder Capital Funds (Delaware) with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; and 233 Broadway, New York, New York 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the "Agreement") is made as of May 14, 2002 in Boston, Massachusetts, by and between Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder Emerging Markets Institutional Portfolio series (the "Institutional Portfolio"), and Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder Emerging Markets Fund series (the "Emerging Markets Fund").


PLAN OF REORGANIZATION

         (a) The Institutional Portfolio will sell, assign, convey, transfer and deliver to the Emerging Markets Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Emerging Markets Fund shall, on the Exchange Date, assume all of the liabilities of the Institutional Portfolio existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Institutional Portfolio (i) a number of full and fractional Investor Shares of beneficial interest of the Emerging Markets Fund (the "Investor Class Reorganization Shares") having an aggregate net asset value equal to the value of the assets of the Institutional Portfolio attributable to the Investor Shares of the Institutional Portfolio transferred to the Emerging Markets Fund on such date less the value of the liabilities of the Institutional Portfolio attributable to the Investor Shares of the Institutional Portfolio assumed by the Emerging Markets Fund on that date, and (ii) a number of full and fractional Investor Shares of beneficial interest of the Emerging Markets Fund (the "Advisor Class Reorganization Shares") having an aggregate net asset value equal to the value of the assets of the Institutional Portfolio attributable to the Advisor Shares of the Institutional Portfolio transferred to the Emerging Markets Fund on such date less the value of the liabilities of the Institutional Portfolio attributable to the Advisor Shares of the Institutional Portfolio assumed by the Emerging Markets Fund on that date.

         The Investor Class Reorganization Shares and the Advisor Class Reorganization Shares shall be referred to collectively as the "Merger Shares."

         (b)      Upon consummation of the transaction described in paragraph
(a) above, the Institutional Portfolio shall distribute in complete liquidation to its Investor Class and Advisor Class shareholders of record as of the Exchange Date the Investor Class Reorganization Shares and Advisor Class Reorganization Shares, each shareholder being entitled to receive that proportion of such Investor Class Reorganization Shares and Advisor Class Reorganization Shares which the number of Investor Shares and Advisor Shares of the Institutional Portfolio held by such shareholder bears to the number of Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding Investor Shares and Advisor

Shares of the Institutional Portfolio will simultaneously be canceled on the books of the Institutional Portfolio.

         (c) As promptly as practicable after the liquidation of the Institutional Portfolio as aforesaid, the Institutional Portfolio shall be dissolved pursuant to the provisions of the Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust Instrument"), and applicable law, and its legal existence terminated. Any reporting responsibility of the Institutional Portfolio is and shall remain the responsibility of the Institutional Portfolio up to and including the Exchange Date and, if applicable, such later date on which the Institutional Portfolio is liquidated.

AGREEMENT

1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE EMERGING MARKETS FUND. The Emerging Markets Fund represents and warrants to and agrees with the Institutional Portfolio that:

         a) The Emerging Markets Fund is a series of Schroder Capital Funds (Delaware), a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Emerging Markets Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

         b)       [Reserved]

         c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Emerging Markets Fund as of and for the year ended October 31, 2001, and for the six months ending April 30, 2002, have been furnished to the Institutional Portfolio. Such statements of assets and liabilities and schedules fairly present the financial position of the Emerging Markets Fund as of such dates and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

         d) The current prospectus and statement of additional information of Schroder Capital Funds (Delaware), each dated July 24, 2002, relating to the Emerging Markets Fund (collectively, as from time to time amended, the "Emerging Markets Fund Prospectus"), which have previously been furnished to the Institutional Portfolio, did not as of such date and do not contain as of the date hereof, with respect to the Emerging Markets Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Emerging Markets Fund, threatened against Schroder Capital Funds (Delaware) or the Emerging Markets Fund, which assert liability on the part of the Emerging Markets Fund. The Emerging Markets Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         f) The Emerging Markets Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of April 30, 2002, those incurred in the ordinary course of its business as an investment company since April 30, 2002 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Emerging Markets Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Institutional Portfolio of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2002, whether or not incurred in the ordinary course of business.

         g) As of the Exchange Date, the Emerging Markets Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Emerging Markets Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Emerging Markets Fund. All tax liabilities of the Emerging Markets Fund have been adequately provided for on its books, and no tax deficiency or liability of the Emerging Markets Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Emerging Markets Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

         i) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Schroder Capital Funds (Delaware) on Form N-14 on behalf of the Emerging Markets Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Institutional Portfolio relating to the meeting of the Institutional Portfolio shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Institutional Portfolio Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by Schroder Capital Funds (Delaware), and the Institutional Portfolio Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Institutional Portfolio Proxy Statement made in reliance upon and in conformity with information furnished by the Institutional Portfolio to the Emerging Markets Fund for use in the Registration Statement or the Institutional Portfolio Proxy Statement.

         j) There are no material contracts outstanding to which the Emerging Markets Fund is a party, other than as are or will be disclosed in the Emerging Markets Fund Prospectus, the Registration Statement or the Institutional Portfolio Proxy Statement.

         k) All of the issued and outstanding shares of beneficial interest of the Emerging Markets Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Emerging Markets Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

         l) The Emerging Markets Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

         m) The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

         n) The Merger Shares to be issued to the Institutional Portfolio have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Emerging Markets Fund, and no shareholder of the Emerging Markets Fund will have any preemptive right of subscription or purchase in respect thereof.

         o) All issued and outstanding shares of the Emerging Markets Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Emerging Markets Fund. The Emerging Markets Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Emerging Markets Fund shares, nor is there outstanding any security convertible into any Emerging Markets Fund shares.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE INSTITUTIONAL PORTFOLIO. The Institutional Portfolio represents and warrants to and agrees with the Emerging Markets Fund that:

         a) The Institutional Portfolio is a series of Schroder Capital Funds (Delaware) a Delaware business trust duly established and validly existing under the laws of The State of Delaware, and has power to own all of its properties and assets and to carry out this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Institutional Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

         b)       [Reserved]

         c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Institutional Portfolio as of and for the year ended October 31, 2001, and for the six months ending April 30, 2002, have been furnished to the Emerging Markets Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Institutional Portfolio as of such dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

         d) The current prospectuses and statement of additional information of Schroder Capital Funds (Delaware), each dated January 28, 2002 relating to the Institutional Portfolio (collectively, as from time to time amended, the "Institutional Portfolio Prospectus"), which have previously been furnished to the Emerging Markets Fund, did not contain as of such dates and do not contain, with respect to the Institutional Portfolio, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Institutional Portfolio, threatened against Schroder Capital Funds (Delaware) or the Institutional Portfolio, which assert liability on the part of the Institutional Portfolio. The Institutional Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         f) There are no material contracts outstanding to which the Institutional Portfolio is a party, other than as are disclosed in the registration statement on Form N-1A of Schroder Capital Funds (Delaware) or the Institutional Portfolio Prospectus.

         g) The Institutional Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Institutional Portfolio's statement of assets and liabilities as of April 30, 2002 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Institutional Portfolio will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Emerging Markets Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2002, whether or not incurred in the ordinary course of business.

         h) As of the Exchange Date, the Institutional Portfolio will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Institutional Portfolio and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Institutional Portfolio. All tax liabilities of the Institutional Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Institutional Portfolio has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         i) At the Exchange Date, Schroder Capital Funds (Delaware), on behalf of the Institutional Portfolio, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Institutional Portfolio to be transferred to the Emerging Markets Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Emerging Markets Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Emerging Markets Fund. As used in this Agreement, the term "Investments" shall mean the Institutional Portfolio's investments shown on the schedule of its investments as of April 30, 2002 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Institutional Portfolio shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

         j) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Emerging Markets Fund or the Institutional Portfolio, except as previously disclosed to the Emerging Markets Fund by the Institutional Portfolio.

         k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Institutional Portfolio of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

         l) The Registration Statement and the Institutional Portfolio Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Institutional Portfolio Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Institutional Portfolio Proxy Statement made in reliance upon and in conformity with information furnished by the Emerging Markets Fund to the Institutional Portfolio or Schroder Capital Funds (Delaware) for use in the Registration Statement or the Institutional Portfolio Proxy Statement.

         m) The Institutional Portfolio qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

         n) At the Exchange Date, the Institutional Portfolio will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Institutional Portfolio pursuant to this Agreement, the Emerging Markets Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Institutional Portfolio to dispose of any assets if, in the reasonable judgment of the Institutional Portfolio, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Institutional Portfolio's fiduciary duty to its shareholders.

         o) All of the issued and outstanding shares of beneficial interest of the Institutional Portfolio shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Institutional Portfolio has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

         p) All issued and outstanding shares of the Institutional Portfolio are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Institutional Portfolio. The Institutional Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Institutional Portfolio shares, nor is there outstanding any security convertible into any of the Institutional Portfolio shares.

3.       REORGANIZATION.

         a) Subject to the requisite approval of the shareholders of the Institutional Portfolio and to the other terms and conditions contained herein (including the Institutional Portfolio's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(m)), the Institutional Portfolio agrees to sell, assign, convey, transfer and deliver to the Emerging Markets Fund, and the Emerging Markets Fund agrees to acquire from the Institutional Portfolio, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Institutional Portfolio, whether accrued or contingent (including cash received by the Institutional Portfolio upon the liquidation by the Institutional Portfolio of any Investments), in exchange for that number of shares of beneficial interest of the Emerging Markets Fund provided for in Section 4 and the assumption by the Emerging Markets Fund of all of the liabilities of the Institutional Portfolio, whether accrued or contingent, existing at the Valuation Time (as defined below). Pursuant to this Agreement, the Institutional Portfolio will, as soon as practicable after the Exchange Date, distribute all of the Investor Class Reorganization Shares and Advisor Class Reorganization Shares received by it to the shareholders of the Institutional Portfolio in exchange for their Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio.

         b) The Institutional Portfolio will pay or cause to be paid to the Emerging Markets Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Institutional Portfolio, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Emerging Markets Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Institutional Portfolio acquired by the Emerging Markets Fund.

         c) The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

4. VALUATION TIME. On the Exchange Date, the Emerging Markets Fund will deliver to the Institutional Portfolio a number of full and fractional Investor Class Reorganization Shares and Advisor Class Reorganization Shares having an aggregate net asset value equal to the value of the assets of the Institutional Portfolio attributable to the Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio transferred to the Emerging Markets Fund on such date less the value of the liabilities of the Institutional Portfolio attributable to the Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio assumed by the Emerging Markets Fund on that date.

         a) The net asset value of the Merger Shares to be delivered to the Institutional Portfolio, the value of the assets attributable to the Investor Shares and Advisor Shares of the Institutional Portfolio and the value of the liabilities attributable to the Investor Shares and Advisor Shares of the Institutional Portfolio to be assumed by the Emerging Markets Fund shall in each case be determined as of the Valuation Time.

         b) The net asset value of the Merger Shares shall be computed in the manner set forth in the Emerging Markets Fund Prospectus. The value of the assets and liabilities of the Investor Shares and Advisor Shares of the Institutional Portfolio shall be determined by the Emerging Markets Fund, in cooperation with the Institutional Portfolio, pursuant to procedures which the Emerging Markets Fund would use in determining the fair market value of the Emerging Markets Fund's assets and liabilities.

         c) No adjustment shall be made in the net asset value of either the Institutional Portfolio or the Emerging Markets Fund to take into account differences in realized and unrealized gains and losses.

         d) The Institutional Portfolio shall distribute the Merger Shares to the shareholders of the Institutional Portfolio by furnishing written instructions to the Emerging Markets Fund's transfer agent, which will as soon as practicable open accounts for each Institutional Portfolio shareholder in accordance with such written instructions.

         e) The Emerging Markets Fund shall assume all liabilities of the Institutional Portfolio, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Institutional Portfolio or otherwise.

5.       EXPENSES, FEES, ETC.

         a) The parties hereto understand and agree that the costs of all transactions contemplated by the Agreement are being borne by Schroder Investment Management North America Inc. or its affiliates. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

         b) In the event the transactions contemplated by this Agreement are not consummated for any reason, Schroder Investment Management North America Inc. or its affiliates shall bear all expenses incurred in connection with such transactions.

         c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

6. EXCHANGE DATE. Delivery of the assets of the Institutional Portfolio to be transferred, assumption of the liabilities of the Institutional Portfolio to be assumed, and the delivery of the Merger Shares to be issued shall be made at New York, New York, as of September 27, 2002, or at such other date agreed to by the Emerging Markets Fund and the Institutional Portfolio, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7.       MEETINGS OF SHAREHOLDERS; DISSOLUTION.

         a) Schroder Capital Funds (Delaware), on behalf of the Institutional Portfolio, agrees to call a meeting of the Institutional Portfolio's shareholders to be held as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Emerging Markets Fund as herein provided and adopting this Agreement.

         b) The Institutional Portfolio agrees that the liquidation and dissolution of the Institutional Portfolio will be effected in the manner provided in the Trust Instrument in accordance with applicable law and that on and after the Exchange Date, the Institutional Portfolio shall not conduct any business except in connection with its liquidation and dissolution.

         c) The Emerging Markets Fund has, in consultation with the Institutional Portfolio and based in part on information furnished by the Institutional Portfolio, filed the Registration Statement with the Commission. Each of the Institutional Portfolio and the Emerging Markets Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

8. CONDITIONS TO THE EMERGING MARKETS FUND'S OBLIGATIONS. The obligations of the Emerging Markets Fund hereunder shall be subject to the following conditions:

         a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Institutional Portfolio entitled to vote.

         b) That the Institutional Portfolio shall have furnished to the Emerging Markets Fund a statement of the Institutional Portfolio's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Institutional Portfolio's behalf by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Institutional Portfolio since October 31, 2001, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Institutional Portfolio, or changes due to dividends paid or losses from operations.

         c) That the Institutional Portfolio shall have furnished to the Emerging Markets Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Institutional Portfolio made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Institutional Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

         d)       [Reserved]

         e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         f) That the Emerging Markets Fund shall have received an opinion of Ropes & Gray, counsel to the Institutional Portfolio, or Delaware counsel acceptable to the officers of the Trust, in form satisfactory to counsel to the Emerging Markets Fund, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio and, assuming that the Registration Statement, the Institutional Portfolio Prospectus and the Institutional Portfolio Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio, is a valid and binding obligation of Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio; (iii) Schroder Capital Funds (Delaware), on behalf of the Institutional Portfolio, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Institutional Portfolio will have duly sold, assigned, conveyed, transferred and delivered such assets to the Emerging Markets Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-Laws or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Institutional Portfolio is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

         g)       [Reserved]

         h) That the Emerging Markets Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Emerging Markets Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax purposes
(i) no gain or loss will be recognized by the Emerging Markets Fund upon receipt of the Investments transferred to the Emerging Markets Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Emerging Markets Fund of the Investments will be the same as the basis of the Investments in the hands of the Institutional Portfolio immediately prior to such exchange; and (iii) the Emerging Markets Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Emerging Markets Fund.

         i) That the assets of the Institutional Portfolio to be acquired by the Emerging Markets Fund will include no assets which the Emerging Markets Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

         j) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Emerging Markets Fund, threatened by the Commission.

         k) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

         l) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Emerging Markets Fund and its counsel.

         m) That, prior to the Exchange Date, the Institutional Portfolio shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Institutional Portfolio (i) all of the excess of (x) the Institutional Portfolio's investment income excludable from gross income under Section 103(a) of the Code over (y) the Institutional Portfolio's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Institutional Portfolio's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after October 31, 2001 and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid) in each case for its taxable years ending on or after October 31, 2001 and on or prior to the Exchange Date, and (iii) all of the Institutional Portfolio's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on October 31, 2001 and all subsequent taxable periods ending on or prior to the Exchange Date.

         n) That the Institutional Portfolio shall have furnished to the Emerging Markets Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware), as to the tax cost to the Institutional Portfolio of the securities delivered to the Emerging Markets Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Emerging Markets Fund may reasonably request.

         o) That the Institutional Portfolio's custodian shall have delivered to the Emerging Markets Fund a certificate identifying all of the assets of the Institutional Portfolio held or maintained by such custodian as of the Valuation Time.

         p) That the Institutional Portfolio's transfer agent shall have provided to the Emerging Markets Fund (i) the originals or true copies of all of the records of the Institutional Portfolio in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of the Institutional Portfolio outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

         q)       [Reserved]

         r)       [Reserved]

         s)       [Reserved]

9. CONDITIONS TO THE INSTITUTIONAL PORTFOLIO'S OBLIGATIONS. The obligations of the Institutional Portfolio hereunder shall be subject to the following conditions:

         a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Institutional Portfolio entitled to vote.

         b) That Schroder Capital Funds (Delaware), on behalf of the Emerging Markets Fund, shall have executed and delivered to the Institutional Portfolio an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Emerging Markets Fund will assume all of the liabilities of the Institutional Portfolio existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

         c) That the Emerging Markets Fund shall have furnished to the Institutional Portfolio a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Emerging Markets Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Emerging Markets Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that Schroder Capital Funds (Delaware) shall have furnished to the Institutional Portfolio a statement, dated the Exchange Date, signed by an officer of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date, to the best of the knowledge of Schroder Capital Fund's (Delaware), after due inquiry, all representations and warranties of the Emerging Markets Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

         d) That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

         e) That the Institutional Portfolio shall have received an opinion of Ropes & Gray, counsel to the Emerging Markets Fund, or Delaware counsel acceptable to the officers of the Trust, in form satisfactory to counsel to the Institutional Portfolio, and dated the Exchange Date, to the effect that
(i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Institutional Portfolio as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by Schroder Capital Funds (Delaware) and the Emerging Markets Fund and no shareholder of the Emerging Markets Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund and, assuming that the Emerging Markets Fund Prospectus, the Registration Statement and the Institutional Portfolio Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio, is a valid and binding obligation of Schroder Capital Funds (Delaware) and the Emerging Markets Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-Laws, or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Emerging Markets Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

         f) That the Institutional Portfolio shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Institutional Portfolio and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Institutional Portfolio as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Institutional Portfolio on the distribution of Merger Shares to them in exchange for their shares of the Institutional Portfolio; (iii) the tax basis of the Merger Shares that the Institutional Portfolio's shareholders receive in place of their Institutional Portfolio shares will be the same as the basis of the Institutional Portfolio shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Institutional Portfolio shares exchanged for the Merger Shares, provided that the shareholder held the Institutional Portfolio shares as a capital asset.

         g) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Institutional Portfolio and its counsel.

         h) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Emerging Markets Fund, threatened by the Commission.

         i) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

10.      [Reserved]

11. WAIVER OF CONDITIONS. Each of the Institutional Portfolio or the Emerging Markets Fund, after consultation with counsel and by consent of the trustees of Schroder Capital Funds (Delaware), on behalf of the Emerging Markets Fund and the Institutional Portfolio, as the case may be, on its behalf or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a), 8(h), 9(a) and 9(f).

12. NO BROKER, ETC. Each of the Institutional Portfolio and the Emerging Markets Fund represents that there is no person who has dealt with it or Schroder Capital Funds (Delaware) who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

13. TERMINATION. The Institutional Portfolio and the Emerging Markets Fund may, by consent of the trustees of Schroder Capital Funds (Delaware), on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by October 31, 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Institutional Portfolio and the Emerging Markets Fund.

14.      [Reserved]

15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.


         [The remainder of this page has intentionally been left blank.]

17. TRUST INSTRUMENT. Notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund and the Institutional Portfolio as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Capital Funds (Delaware) and individually but are binding only upon the assets and property of the Emerging Markets Fund or the Institutional Portfolio, as the case may be.


                         SCHRODER CAPITAL FUNDS (DELAWARE)
                         on behalf of its Schroder Emerging Markets Fund Institutional Portfolio series


                         By: /s/ Catherine A. Mazza
                            ----------------------------------------
                            Name:  Catherine A. Mazza
                            Title: President


                         SCHRODER CAPITAL FUNDS (DELAWARE)
                         on behalf of its Schroder Emerging Markets Fund series


                         By: /s/ Catherine A. Mazza
                            ----------------------------------------
                            Name:  Catherine A. Mazza
                            Title: President

                                                                      APPENDIX B

               Fundamental and Certain Non-Fundamental Investment
        Policies of the Emerging Markets Fund and Institutional Portfolio

SCHRODER EMERGING MARKETS FUND

FUNDAMENTAL POLICIES:

Schroder Emerging Markets Fund will not:

1. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government securities, in securities issued by the states, territories or possessions of the United States or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the Investment Company Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the Investment Company Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

2. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

4. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. Underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except as permitted by applicable law. (For the purpose of this restriction, none of the following is deemed to be, or to create a class of, senior securities: any permissible borrowing; any collateral arrangement with respect to options, futures contracts, options on futures contracts, or other financial instruments, or with respect to initial or variation margin and the purchase or sale of, or the Fund's otherwise entering into, options, forward contracts, futures contracts, options on futures contracts, or other financial instruments.)

CERTAIN NONFUNDAMENTAL POLICIES:

1. The Fund is "non-diversified" as that term is defined in the Investment Company Act. To the extent required to qualify as a RIC under the Internal Revenue Code of 1986, as amended, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2. For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchase securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities.

3. The Fund will not invest more than 15% of its net assets in "illiquid securities", which include: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the Securities Act of 1933, as amended, ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees of the Trust.

4. The Fund will not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. The Fund will not invest in securities of another investment company, except to the extent permitted by the Investment Company Act.

6. The Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against-the-box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7. The Fund will not purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

8. The Fund will not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

9. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies determined by Schroders to be "emerging markets" issuers.






         [The remainder of this page has intentionally been left blank.]

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

FUNDAMENTAL POLICIES

Schroder Emerging Markets Fund Institutional Portfolio will not:

1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio);

2. Invest in commodities or commodity contracts (other than hedging instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract);

3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments which it may use as permitted by any of its other fundamental policies;

4. Purchase or write puts or calls except as permitted by any of its other fundamental policies;

5. Lend money except in connection with the acquisition of debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may make loans of portfolio securities and enter into repurchase agreements;

6.   Make short sales of securities;

7. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs); and

8. Invest in real estate or in interests in real estate (but may purchase readily marketable securities of companies holding real estate or interests therein).

CERTAIN NON-FUNDAMENTAL POLICIES

1. As a non-fundamental policy, the Fund will not invest in or hold securities of any issuer if officers or Trustees of the Trust or Schroders individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

2. As a non-fundamental policy, the Fund will not invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation.

3. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroders to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroders to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

4. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies determined by Schroders to be "emerging markets" issuers.

         All percentage limitations on investments (other than limitations on borrowing and illiquid securities) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                                                                      APPENDIX C


                Other Information about the Emerging Markets Fund

PERFORMANCE INFORMATION

         The bar chart below shows how the investment returns of the Emerging Markets Fund's Investor Shares have varied from year to year by setting forth returns for such full calendar years since the Fund commenced operations. The table following the bar chart shows how the Fund's average annual returns for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in a Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. PAST PERFORMANCE IS NOT NECESSARILY AND INDICATION OF FUTURE PERFORMANCE. It is possible to lose money on investments in the Fund.


                 SCHRODER EMERGING MARKETS FUND--INVESTOR SHARES

                               Calendar Year End
                       1998         1999          2000           2001
Annual Return        -16.53%       79.87%        -33.91%        -6.52%


During the periods shown above, the highest quarterly return was 29.54% for the quarter ended June 30, 1999, and the lowest was -24.95% for the quarter ended September 30, 2001.

For the period from January 1, 2002 to June 30, 2002, the total return on shares of the Fund was -1.24%.


   ------------------------------------------------------------------------------------------------------
    Average Annual Total Returns                                          One          Life of Fund
    (for periods ended December 31, 2001)                                             (since 10/31/97)
   ------------------------------------------------------------------------------------------------------
   Schroder Emerging Markets Fund (Before Taxes)                          -6.52%          -1.67%
   ------------------------------------------------------------------------------------------------------
   Schroder Emerging Markets Fund                                         -6.52%          -2.07%
   After Taxes on Distributions*
   ------------------------------------------------------------------------------------------------------
   Schroder Emerging Markets Fund                                        -3.97%           -1.44%
   After Taxes on Distributions and sale of Fund Shares*
   ------------------------------------------------------------------------------------------------------
   Morgan Stanley Capital International Emerging Markets Free Index**     -2.37%          -3.65%
   ------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, market capitalization index of companies representative of the market structure of 25 emerging countries in Europe, the Middle East, Africa, Latin America and Asia. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners. For periods prior to November 30, 1998, returns represent the MSCI EMF Index (ex-Malaysia).








                                [End of document]

                                    FORM N-14
                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 31, 2002

         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Schroder Emerging Markets Fund Institutional Portfolio (the "Institutional Portfolio"), a series of Schroder Capital Funds (Delaware), a Delaware business trust (the "Trust"), into Schroder Emerging Markets Fund (the "Emerging Markets Fund"), another series of the Trust.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated July 31, 2002 (the "Prospectus/Proxy Statement") of the Emerging Markets Fund which relates to the Merger.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Schroder Mutual Funds, P.O. Box 8507, Boston, Massachusetts 02266 or by calling 800-464-3108.

                                TABLE OF CONTENTS


I.       Additional Information about the Institutional Portfolio
         and the Emerging Markets Fund..........................................................................B-2
II.      Financial Statements...................................................................................B-5

                                    FORM N-14
                                     PART B

I. Additional Information about Schroder Emerging Markets Fund Institutional Portfolio and Schroder Emerging Markets Fund.

         A.  General

         Additional information about the Institutional Portfolio is incorporated by reference to the current Prospectuses for Investor Shares and Advisor Shares and Statement of Additional Information of the Trust in respect of the Institutional Portfolio, each dated January 28, 2002 and each as supplemented through the date hereof. Additional information about the Emerging Markets Fund is incorporated by reference to the current Prospectus for Investor Shares and Statement of Additional Information of the Trust, each dated July 24, 2002 and each as supplemented through the date hereof. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

         B.  Other Information about the Emerging Markets Fund

MANAGEMENT OF SCHRODER CAPITAL FUNDS (DELAWARE)

         The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroders furnishes a continuing investment program for each Fund of the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroders also manages the Funds' other affairs and business. The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth in the following table. The table also identifies those Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended. The officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise indicated, each Trustee and executive officer shall hold the indicted positions until his or her resignation or removal.

--------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS OF       LENGTH OF      PRINCIPAL             NUMBER OF         OTHER DIRECTORSHIPS
NON-INTERESTED TRUSTEE         TIME SERVED    OCCUPATION(S)         PORTFOLIOS IN     HELD BY TRUSTEE*
                                              DURING PAST 5 YEARS   FUND COMPLEX
                                                                    OVERSEEN BY
                                                                    TRUSTEE*
--------------------------------------------------------------------------------------------------------------
David N. Dinkins, 74           5 years        Professor,                             American Stock Exchange;
875 Third Avenue                              Columbia School of         8           Carver Federal Savings
New York, NY 10022                            International                          Bank; and Public Affairs
                                              and Public                             Transderm Laboratory
                                              Affairs                                Corporation; The
                                                                                     Cosmetics Center, Inc.
--------------------------------------------------------------------------------------------------------------
Peter E. Guernsey, 80          27 years       Retired. Formerly,
875 Third Avenue                              Senior Vice President,     8
New York, NY 10022                            Marsh & McLennan, Inc.

--------------------------------------------------------------------------------------------------------------
Sharon L. Haugh, 55            5 years        Former Director and
875 Third Avenue                              Chairman, Schroders        8
New York, NY 10022                            and Schroder Fund
                                              Advisors Inc.
--------------------------------------------------------------------------------------------------------------
John I. Howell, 84             27 years       Private Consultant         8           American International
875 Third Avenue                                                                     Life Assurance Company
New York, NY 10022
--------------------------------------------------------------------------------------------------------------

                                      B-2


--------------------------------------------------------------------------------------------------------------
Peter S. Knight, 51            5 years        Partner, Managing                      Comsat Corp.; Medicis
875 Third Avenue                              Director, MetWest          8           Pharmaceutical Corp.;
New York, NY 10022                            Financial                              Whitman Education
                                                                                     Group, Inc.

--------------------------------------------------------------------------------------------------------------
William L. Means, 65           4 years        Retired. Formerly,
875 Third Avenue                              Chief Investment Officer,  8
New York, NY 10022                            Alaska Permanent
                                              Fund Corporation

--------------------------------------------------------------------------------------------------------------
Clarence F. Michalis, 80       33 years       Retired.                   8
875 Third Avenue
New York, NY 10022
--------------------------------------------------------------------------------------------------------------
Hermann C. Schwab, 82          33 years       Retired. Formerly,
875 Third Avenue                              consultant to              8
New York, NY 10022                            Schroder Capital
                                              Management
                                              International, Inc.
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS OF       LENGTH OF      PRINCIPAL             NUMBER OF           OTHER DIRECTORSHIPS
INTERESTED TRUSTEE             TIME SERVED    OCCUPATION(S)         PORTFOLIOS IN       HELD BY TRUSTEE*
                                              DURING PAST 5 YEARS   FUND COMPLEX
                                                                    OVERSEEN BY
                                                                    TRUSTEE*
---------------------------------------------------------------------------------------------------------------

Catherine A. Mazza, 42         1 year         Senior Vice
875 Third Avenue                              President,                    8
New York, NY 10022                            Schroders;
                                              President, Schroder
                                              Fund Advisors, Inc.

---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
    NAME, AGE AND ADDRESS       POSITION(S) HELD WITH TRUST                   PRINCIPAL OCCUPATION(S)
         OF OFFICER              AND LENGTH OF TIME SERVED                      DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------

Catherine A. Mazza, 42         President since 2001.                Senior Vice President, Schroders; President,
875 Third Avenue                                                    Schroder Fund Advisors Inc.
New York, NY 10022

---------------------------------------------------------------------------------------------------------------

Alan M. Mandel, 44             Treasurer since 1999;                First Vice President and Chief Financial
875 Third Avenue               Chief Financial Officer              Officer/Controller - NY Schroders; Senior
New York, NY 10022             since 2000.                          Vice President, Treasurer and Director,
                                                                    Schroder Fund Advisors Inc.  Formerly,
                                                                    Director of Mutual Fund Administration for
                                                                    Salomon Brothers Asset Management.
---------------------------------------------------------------------------------------------------------------

Barbara Brooke Manning, 55     Vice President since 2002.           Senior Vice President, Director and Chief
875 Third Avenue                                                    Compliance Officer, Schroders and Schroder
New York, NY  10022                                                 Fund Advisors Inc.  Formerly, Senior
                                                                    Manager at Ernst & Young LLP.
---------------------------------------------------------------------------------------------------------------

Carin F. Muhlbaum, 40          Vice President since 2001;           First Vice President, Schroders; First Vice
875 Third Avenue               Secretary since 2001.                President and General Counsel, Schroder
New York, NY 10022                                                  Fund Advisors Inc.
---------------------------------------------------------------------------------------------------------------

Nicholas M. Rossi, 38          Assistant Vice President since       Assistant Vice President and Assistant
875 Third Avenue               2002; Assistant Secretary            Secretary, Schroders; Assistant Vice
New York, NY 10022             since 1998.                          President, Schroder Fund Advisors Inc.
---------------------------------------------------------------------------------------------------------------

Ira L. Unschuld, 36            Vice President                       Executive Vice President,
875 Third Avenue                                                    Schroders
New York, NY 10022
---------------------------------------------------------------------------------------------------------------

* Each Trustee of the Trust also is a Trustee of Schroder Series Trust, which, together with the Trust, constitutes the "Fund Complex."

APPROVAL OF ADVISORY AGREEMENTS

         In determining to approve the most recent annual extension of the Trust's investment advisory agreements (each an "Advisory Agreement") with Schroder Investment Management North America Inc. (the "Adviser"), the Trustees met over the course of the Trust's last fiscal year with the relevant investment advisory personnel and considered information provided by the Adviser relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreements. For more information on these personnel, see the Sections entitled "Management of the Funds" in the Trust's Prospectuses of the personnel of the Adviser responsible for the management of the Funds. The Trustees also took into account the time and attention devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds. The Trustees also considered the business reputation of the Adviser, its financial resources and its professional liability insurance coverage.

         The Trustees received information concerning the investment processes applied by the Adviser in managing the Funds, as disclosed in the Prospectuses. In this connection, the Trustees considered the research capabilities of the Adviser.

         The Trustees considered the scope of the services provided by the Adviser to the Funds under the Advisory Agreements relative to services provided by other third parties to other mutual funds. The Trustees considered that the standard of care applicable to the Adviser under the respective agreements was comparable to that found in most mutual fund investment advisory agreements.

         The Trustees considered the quality of the services provided by the Adviser to the Funds. The Trustees evaluated the records of the Adviser with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Adviser designed to fulfill their fiduciary duties to the Funds with respect to possible conflicts of interest, including the codes of ethics of the Adviser (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients and the record of the Adviser in these matters.

         The Trustees also considered information relating to the investment performance of the Funds relative to their respective performance benchmark(s) and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one-, five- and ten-year calendar year periods (as disclosed in the Prospectuses), as well as factors identified by the Adviser as contributing to performance. The Trustees concluded that the scope and quality of the services provided by the Adviser, as well as the investment performance of the Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by the Adviser and their integrity, their personnel and systems, and their respective financial resources, to merit reapproval of the Advisory Agreements for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees evaluated the profitability of the Adviser with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."

         Based on the foregoing, the Trustees concluded that the fees to be paid the Adviser under the Advisory Agreements were fair and reasonable, given the scope and quality of the services rendered by the Adviser.

II.      Financial Statements.

         This Statement of Additional Information incorporates by reference the Annual Reports for the year ended October 31, 2001, including the reports of PricewaterhouseCoopers LLP, of the Institutional Portfolio and the Emerging Markets Fund (the "Reports"), which contain historical financial information regarding these Funds. The Reports have been filed with the Securities and Exchange Commission. The Reports also accompany the Prospectus/Proxy Statement. In addition, the Semi-Annual Report for the Emerging Markets Fund for the six months ended April 30, 2002 will accompany the Prospectus/Proxy Statement.

         Pro forma financial statements of the Emerging Markets Fund are provided on the following pages.

                                          PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
                    SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO AND SCHRODER EMERGING MARKETS FUND
                                                         OCTOBER 31, 2001

                                                            SCHRODER                                       SCHRODER
                                                      EMERGING MARKETS FUND                            EMERGING MARKETS
                                                     INSTITUTIONAL PORTFOLIO                                  FUND
         COUNTRY/SECURITY DESCRIPTION              SHARES                 VALUE                   SHARES                VALUE
----------------------------------------------------------------------------------   ------------------------------------------
ARGENTINA
Quilmes Industrial (Quinsa) ADR                      5,650               $ 56,500                   4,000             $ 40,000

BRAZIL
Aracruz Celulose ADR                                 4,000                 70,000                   3,000               52,500
Brasil Telecom Participacoes ADR                     4,000                112,000                   3,820              106,960
Companhia de Bebidas (Ambev) ADR                         -                      -                  16,300              264,712
Companhia Vale do Rio Doce ADR                      20,900                434,302                  16,100              317,328
Embratel Participacoes ADR                          24,000                 64,800                  17,500               47,250
Pao De Acucar CBD ADR                                9,830                149,220                   7,700              116,886
Petroleo Brasileiro ADR                             48,870                943,406                  32,450              626,428
Tele Norte Leste Participacoes ADR                  30,577                310,662                  25,908              263,225
Telesp Celular Participacoes ADR                         -                      -                   6,700               33,835
Votorantim Celulose e Papel ADR                      8,700                130,735                   7,500              112,702
     Total Brazil                                                       2,215,125                                    1,941,826

CHILE
Banco de A. Edwards ADR                                  -                      -                   8,200              124,451
Banco Santander Chile ADR                                -                      -                   4,900               79,135
Banco Santiago ADR                                  11,200                235,200                       -                    -
Compania Cervecerias Unidas ADR                      5,950                 94,129                       -                    -
Compania De Telecom Chile ADR                       24,875                256,212                  15,400              158,620
Distribucion Y Servicio D&S ADR                     12,100                131,285                   8,800               95,480
Embotelladora Andina ADR                                 -                      -                   5,900               42,952
Empressa Nacional De Electricidad ADR                9,800                 85,260                  11,463               99,728
     Total Chile                                                          802,086                                      600,366

CHINA
China Petroleum & Chemical (Sinopec)             1,059,000                164,280                 972,000              150,784
Huaneng Power International                        140,000                 86,153                 160,000               98,461
PetroChina                                         886,000                166,976                 608,000              114,584
     Total China                                                          417,409                                      363,829

CZECH REPUBLIC
Cesky Telecom GDR                                        -                      -                  14,078              109,809
Cesky Telecom                                       16,856                131,471                       -                    -
CEZ                                                 29,600                 60,275                  31,500               64,144
Komercni Banka                                       3,200                 83,168                   3,855              100,191
     Total Czech Republic                                                 274,914                                      274,144

EGYPT
Mobilnil                                            10,890                 94,518                   7,830               67,959

HONG KONG
China Merchants Holdings International             118,000                 74,884                  90,000               57,115
China Mobile (Hong Kong)                           334,000              1,012,700                 262,500              795,909
CNOOC                                               88,500                 86,798                  85,000               83,365
Legend Holdings                                    422,000                177,185                 328,000              137,717
Pacific Century CyberWorks                         402,000                106,942                 507,000              134,875
Shanghai Industrial Holdings                        49,000                 82,608                  37,000               62,378
     Total Hong Kong                                                    1,541,117                                    1,271,359

HUNGARY
Magyar Olaj - es Gaz GDS                            10,800                171,180                   8,100              128,385
Matav Rt. ADR                                       14,678                228,243                  12,110              188,310
OTP Bank Rt. GDR                                     3,080                161,546                   2,670              140,042
Richter Gedeon GDS                                   2,050                111,415                   1,830               99,458
     Total Hungary                                                        672,384                                      556,195

INDIA
Dr. Reddy's Laboratories                            16,000                353,406                       -                    -
HDFC Bank ADR                                                                                       5,500               83,710
Hindustan Lever                                     74,350                331,701                       -                    -
Housing Development Finance                         19,901                289,537                       -                    -
Infosys Technologies                                 2,600                158,470                       -                    -
ITC                                                 14,752                211,551                       -                    -
ITC GDR                                                  -                      -                  10,500              152,250
Mahanagar Telephone Nigam ADR                            -                      -                  13,000               70,214
Nestle India                                         8,500                 88,206                       -                    -
Ranbaxy Laboratories                                17,500                259,473                       -                    -
Reliance Industries                                 33,010                176,778                       -                    -
Reliance Industries GDR                                  -                      -                  21,100              241,595
State Bank of India                                 19,300                 75,205                       -                    -
Videsh Sanchar Nigam                                 9,300                 44,504                       -                    -
Videsh Sanchar Nigam ADR                                 -                      -                   2,200               21,340
     Total India                                                        1,988,831                                      569,109

INDONESIA
PT Hanjaya Mandala Sampoerna                       209,000                 59,857                 274,000               78,473
Telekomunikasi Indonesia                         1,132,780                305,499                 791,200              213,378
     Total Indonesia                                                      365,356                                      291,851

ISRAEL


Bank Hapoalim                                       80,960                157,196                  69,300              134,556
Bank Leumi Le-Israel                                56,410                100,708                  37,500               66,948
BEZEQ Israeli Telecommunication                     48,200                 50,956                  69,000               72,945
Check Point Software Technologies                   10,435                308,041                   8,549              252,366
IDB Development                                          -                      -                   1,690               39,243
Orbotech                                             2,620                 56,487                   2,730               58,859
Teva Pharmaceutical Industries ADR                   5,193                320,928                   4,480              276,864
     Total Israel                                                         994,316                                      901,781

KOREA
Hyundai Mobis                                       19,000                212,741                  14,000              156,757
Hyundai Motor                                        7,200                115,645                   9,300              149,374
Hyundai Securities                                  62,000                349,498                  43,700              246,340
Kookmin Bank                                        17,232                449,097                  12,378              322,593
Korea Electric Power (KEPCO)                        32,370                509,921                  22,100              348,139
Korea Telecom ADR                                   11,600                241,744                  11,600              241,744
KT Freetel                                           7,000                189,189                   4,200              113,514
LG Electronics                                      31,060                322,592                  25,550              265,365
Pohang Iron & Steel                                  1,100                 75,598                       -                    -
Pohang Iron & Steel ADR                              9,760                167,384                  13,590              233,068
Samsung Electronics                                 10,794              1,446,146                   8,780            1,176,316
Samsung Securities                                  11,060                286,535                   9,760              252,856
Shinhan Financial Group                             15,200                130,873                  11,370               97,896
SK Telecom                                           4,520                856,880                   3,800              720,386
     Total Korea                                                        5,353,843                                    4,324,348

MALAYSIA
Malayan Banking                                    124,350                232,336                  99,250              185,439
Public Bank                                        230,000                159,183                 170,000              117,657
Resorts World                                      356,000                487,153                 328,000              448,837
Telekom Malaysia                                   154,000                354,601                 106,000              244,076
Tenaga Nasional                                     39,000                 88,775                  74,000              168,445
     Total Malaysia                                                     1,322,048                                    1,164,454

MEXICO
America Movil ADR                                   34,080                511,200                  25,550              383,250
Cemex                                                    -                      -                  47,626              218,775
Cemex ADR                                           10,128                232,944                       -                    -
Coca-Cola Femsa ADR                                  5,600                112,504                   4,100               82,369
Fomento Economico Mexico                            93,450                292,410                  55,170              172,630
Grupo Financiero Banorte                                 -                      -                  27,300               44,113
Grupo Financiero BBVA Bancomer                     570,450                432,831                 472,700              358,663
Grupo Iusacell ADR                                       -                      -                   1,523                3,975
Grupo Modelo                                       157,700                363,057                 132,190              304,328
Grupo Televisa GDS                                   6,670                203,101                   6,230              189,703
Telefonos De Mexico ADR                             42,260              1,439,376                  36,875            1,255,962
Wal-Mart De Mexico                                 275,930                597,072                 254,170              549,987
     Total Mexico                                                       4,184,495                                    3,563,755

PHILIPPINES
Ayala Land                                       1,248,000                105,702                 992,000               84,019
Manila Electric "B" Shares                         114,000                 72,416                  88,000               55,900
Philippine Long Distance Telephone                  22,040                161,216                  13,200               96,554
     Total Philippines                                                    339,334                                      236,473

POLAND
Bank Pekao GDR                                       8,020                145,884                   7,470              135,879
Bank Zachodni                                            -                      -                   5,700               59,065
BRE Bank                                             3,680                 96,232                   2,630               68,774
Powszechny Bank Kredytowy GDR                        7,540                177,416                   5,724              134,686
Telekomunikacja Polska GDR                          24,660                 90,009                  25,482               93,009
     Total Poland                                                         509,541                                      491,413

RUSSIA
AO Mosenergo ADR                                    17,700                 56,286                  18,700               59,466
Gazprom ADR                                         18,000                154,800                  17,800              153,080
Lukoil ADR                                           5,115                227,010                   5,002              221,995
Mobile Telesystems ADR                               3,441                 97,449                   3,287               93,088
Norilsk Nickel ADR                                   9,810                122,625                   8,640              108,000
Surgutneftegaz ADR                                  37,700                478,224                  31,530              399,958
Unified Energy Systems GDR                          29,580                289,884                  24,153              236,699
     Total Russia                                                       1,426,278                                    1,272,286

SOUTH AFRICA
ABSA Group                                          66,600                234,543                  59,200              208,483
African Bank Investments                           310,700                288,376                 254,300              236,029
Anglo American Platinum                             14,240                465,536                  12,472              407,736
Barloworld                                          44,600                235,600                  38,000              200,735
Dimension Data Holdings                            136,662                148,587                 114,300              124,274
FirstRand                                          586,900                476,873                 503,900              409,433
M-Cell                                              49,300                 78,180                  37,000               58,675
Malbak                                                  94                     29                       -                    -
Metro Cash & Carry                               1,247,971                244,899               1,034,401              202,988
Naspers                                             42,800                 82,174                  68,300              131,132
Profurn                                            774,593                 42,726                 593,600               32,742
Sanlam                                             388,181                362,349                 338,100              315,601
Sappi                                               29,300                273,502                  25,600              238,964
Sasol                                               85,100                742,916                  71,200              621,570
     Total South Africa                                                 3,676,290                                    3,188,362

TAIWAN
Acer Communications & Multimedia                   174,000                145,147                 138,000              115,117
Ambit Microsystems                                  34,428                138,111                  34,600              138,801
Arima Computer                                      30,750                 12,113                  22,050                8,686
Asustek Computer                                   139,500                476,785                 101,000              345,199
Bank Sinopac                                       401,000                161,445                 320,000              128,834
China Trust Commercial Bank                        171,675                 87,018                 114,450               58,012
Compeq Manufacturing                                59,000                 58,786                  56,000               55,797
D-Link                                              71,000                 59,361                  66,000               55,212
Fubon Insurance                                    195,000                168,313                 176,000              151,913


Hon Hai Precision Industry                          72,000                266,937                  51,000              189,081
MediaTek                                            17,000                146,242                  13,000              111,832
Realtek Semiconductor                               58,000                170,514                  56,500              166,104
Taiwan Semiconductor Manufacturing                 816,624              1,442,841                 611,752            1,080,866
United Microelectronics                            567,840                467,101                 537,760              442,357
United World Chinese Commercial Bank               347,000                205,034                 294,000              173,718
     Total Taiwan                                                       4,005,748                                    3,221,529

THAILAND
Advanced Info Service                              356,000                330,440                 319,000              296,097
Bangkok Bank                                        64,000                 60,479                  82,000               77,488
Siam Cement                                         14,000                151,554                  19,000              205,681
Thai Farmers Bank                                  302,000                113,140                 218,000               81,671
     Total Thailand                                                       655,613                                      660,937

TURKEY
Anadolu Efes Biracilik ve Malt Sanayii           6,068,790                120,155               4,673,838               92,537
Haci Omer Sabanci Holding                       32,430,000                103,955              21,549,260               69,077
Koc Holding                                      6,415,600                114,924               4,223,500               75,657
Migros Turk T.A.S                                1,681,580                104,636               1,429,300               88,938
Turkcell Iletisim Hizmetleri                    25,476,783                126,503              18,293,760               90,836
Turkiye Is Bankasi (Isbank)                     36,751,974                131,670              30,566,813              109,510
Yapi Ve Kredi Bankasi                           53,283,918                 97,124              38,023,500               69,307
     Total Turkey                                                         798,967                                      595,862

TOTAL COMMON STOCKS                                                    31,694,713                                   25,597,838

PREFERRED STOCKS
BRAZIL
Banco Bradesco                                  30,785,376                117,370              37,807,686              144,143
Banco Itau                                       3,830,000                244,316               2,516,000              160,496
Centrais Electricas Brasileiras                 19,818,000                245,393              18,810,000              232,911
Compania de Bebidas das Americas (Ambev)         2,036,500                332,914                       -                    -
Duratex                                          2,000,000                 29,012                       -                    -
Gerdau SA Siderurgia                            14,500,000                101,934              23,730,000              166,820
Telesp Celular Participacoes                    23,806,330                 48,524                       -                    -
     TOTAL PREFERRED STOCKS                                             1,119,463                                      704,370

WARRANTS
INDIA
Dr. Reddy's Laboratory                                   -                      -                  14,800              322,673
Hindustan Lever                                          -                      -                  64,600              293,087
Infosys Technology                                       -                      -                   2,615              158,828
Ranbaxy Laboratories                                     -                      -                  15,400              230,492
State Bank of India                                      -                      -                  18,100               70,794
     Total India                                                                -                                    1,075,874

KOREA
Korea Tobacco & Ginseng                             10,700                153,812                  10,400              149,500

     TOTAL WARRANTS                                                       153,812                                    1,225,374

SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund             333,799                333,799                 995,186              995,186

     TOTAL INVESTMENTS                                                 33,301,787                                   28,522,768



                                                                   COMBINED
         COUNTRY/SECURITY DESCRIPTION                   SHARES                 VALUE
---------------------------------------------------------------------------------------
ARGENTINA
Quilmes Industrial (Quinsa) ADR                           9,650               $ 96,500

BRAZIL                                                        -                      -
Aracruz Celulose ADR                                      7,000                122,500
Brasil Telecom Participacoes ADR                          7,820                218,960
Companhia de Bebidas (Ambev) ADR                         16,300                264,712
Companhia Vale do Rio Doce ADR                           37,000                751,630
Embratel Participacoes ADR                               41,500                112,050
Pao De Acucar CBD ADR                                    17,530                266,106
Petroleo Brasileiro ADR                                  81,320              1,569,834
Tele Norte Leste Participacoes ADR                       56,485                573,887
Telesp Celular Participacoes ADR                          6,700                 33,835
Votorantim Celulose e Papel ADR                          16,200                243,437
     Total Brazil                                                            4,156,951

CHILE                                                         -                      -
Banco de A. Edwards ADR                                   8,200                124,451
Banco Santander Chile ADR                                 4,900                 79,135
Banco Santiago ADR                                       11,200                235,200
Compania Cervecerias Unidas ADR                           5,950                 94,129
Compania De Telecom Chile ADR                            40,275                414,832
Distribucion Y Servicio D&S ADR                          20,900                226,765
Embotelladora Andina ADR                                  5,900                 42,952
Empressa Nacional De Electricidad ADR                    21,263                184,988
     Total Chile                                                             1,402,452

CHINA
China Petroleum & Chemical (Sinopec)                  2,031,000                315,064
Huaneng Power International                             300,000                184,614
PetroChina                                            1,494,000                281,560
     Total China                                                               781,238

CZECH REPUBLIC                                                -                      -

Cesky Telecom GDR                                        14,078                109,809
Cesky Telecom                                            16,856                131,471
CEZ                                                      61,100                124,419
Komercni Banka                                            7,055                183,359
     Total Czech Republic                                                      549,058

EGYPT
Mobilnil                                                 18,720                162,477

HONG KONG
China Merchants Holdings International                  208,000                131,999
China Mobile (Hong Kong)                                596,500              1,808,609
CNOOC                                                   173,500                170,163
Legend Holdings                                         750,000                314,902
Pacific Century CyberWorks                              909,000                241,817
Shanghai Industrial Holdings                             86,000                144,986
     Total Hong Kong                                                         2,812,476

HUNGARY
Magyar Olaj - es Gaz GDS                                 18,900                299,565
Matav Rt. ADR                                            26,788                416,553
OTP Bank Rt. GDR                                          5,750                301,588
Richter Gedeon GDS                                        3,880                210,873
     Total Hungary                                                           1,228,579

INDIA
Dr. Reddy's Laboratories                                 16,000                353,406
HDFC Bank ADR                                             5,500                 83,710
Hindustan Lever                                          74,350                331,701
Housing Development Finance                              19,901                289,537
Infosys Technologies                                      2,600                158,470
ITC                                                      14,752                211,551
ITC GDR                                                  10,500                152,250
Mahanagar Telephone Nigam ADR                            13,000                 70,214
Nestle India                                              8,500                 88,206
Ranbaxy Laboratories                                     17,500                259,473
Reliance Industries                                      33,010                176,778
Reliance Industries GDR                                  21,100                241,595
State Bank of India                                      19,300                 75,205
Videsh Sanchar Nigam                                      9,300                 44,504
Videsh Sanchar Nigam ADR                                  2,200                 21,340
     Total India                                                             2,557,940

INDONESIA
PT Hanjaya Mandala Sampoerna                            483,000                138,330
Telekomunikasi Indonesia                              1,923,980                518,877
     Total Indonesia                                                           657,207

ISRAEL
Bank Hapoalim                                           150,260                291,752
Bank Leumi Le-Israel                                     93,910                167,656
BEZEQ Israeli Telecommunication                         117,200                123,901
Check Point Software Technologies                        18,984                560,407
IDB Development                                           1,690                 39,243
Orbotech                                                  5,350                115,346
Teva Pharmaceutical Industries ADR                        9,673                597,792
     Total Israel                                                            1,896,097

KOREA
Hyundai Mobis                                            33,000                369,498
Hyundai Motor                                            16,500                265,019
Hyundai Securities                                      105,700                595,838
Kookmin Bank                                             29,610                771,690
Korea Electric Power (KEPCO)                             54,470                858,060
Korea Telecom ADR                                        23,200                483,488
KT Freetel                                               11,200                302,703
LG Electronics                                           56,610                587,957
Pohang Iron & Steel                                       1,100                 75,598
Pohang Iron & Steel ADR                                  23,350                400,452
Samsung Electronics                                      19,574              2,622,462
Samsung Securities                                       20,820                539,391
Shinhan Financial Group                                  26,570                228,769
SK Telecom                                                8,320              1,577,266
     Total Korea                                                             9,678,191

MALAYSIA
Malayan Banking                                         223,600                417,775
Public Bank                                             400,000                276,840
Resorts World                                           684,000                935,990
Telekom Malaysia                                        260,000                598,677
Tenaga Nasional                                         113,000                257,220
     Total Malaysia                                                          2,486,502

MEXICO
America Movil ADR                                        59,630                894,450
Cemex                                                    47,626                218,775
Cemex ADR                                                10,128                232,944
Coca-Cola Femsa ADR                                       9,700                194,873
Fomento Economico Mexico                                148,620                465,040
Grupo Financiero Banorte                                 27,300                 44,113
Grupo Financiero BBVA Bancomer                        1,043,150                791,494
Grupo Iusacell ADR                                        1,523                  3,975
Grupo Modelo                                            289,890                667,385
Grupo Televisa GDS                                       12,900                392,804
Telefonos De Mexico ADR                                  79,135              2,695,338
Wal-Mart De Mexico                                      530,100              1,147,059
     Total Mexico                                                            7,748,250

PHILIPPINES
Ayala Land                                            2,240,000                189,721


Manila Electric "B" Shares                              202,000                128,316
Philippine Long Distance Telephone                       35,240                257,770
     Total Philippines                                                         575,807

POLAND
Bank Pekao GDR                                           15,490                281,763
Bank Zachodni                                             5,700                 59,065
BRE Bank                                                  6,310                165,006
Powszechny Bank Kredytowy GDR                            13,264                312,102
Telekomunikacja Polska GDR                               50,142                183,018
     Total Poland                                                            1,000,954

RUSSIA
AO Mosenergo ADR                                         36,400                115,752
Gazprom ADR                                              35,800                307,880
Lukoil ADR                                               10,117                449,005
Mobile Telesystems ADR                                    6,728                190,537
Norilsk Nickel ADR                                       18,450                230,625
Surgutneftegaz ADR                                       69,230                878,182
Unified Energy Systems GDR                               53,733                526,583
     Total Russia                                                            2,698,564

SOUTH AFRICA
ABSA Group                                              125,800                443,026
African Bank Investments                                565,000                524,405
Anglo American Platinum                                  26,712                873,272
Barloworld                                               82,600                436,335
Dimension Data Holdings                                 250,962                272,861
FirstRand                                             1,090,800                886,306
M-Cell                                                   86,300                136,855
Malbak                                                       94                     29
Metro Cash & Carry                                    2,282,372                447,887
Naspers                                                 111,100                213,306
Profurn                                               1,368,193                 75,468
Sanlam                                                  726,281                677,950
Sappi                                                    54,900                512,466
Sasol                                                   156,300              1,364,486
     Total South Africa                                                      6,864,652

TAIWAN
Acer Communications & Multimedia                        312,000                260,264
Ambit Microsystems                                       69,028                276,912
Arima Computer                                           52,800                 20,799
Asustek Computer                                        240,500                821,984
Bank Sinopac                                            721,000                290,279
China Trust Commercial Bank                             286,125                145,030
Compeq Manufacturing                                    115,000                114,583
D-Link                                                  137,000                114,573
Fubon Insurance                                         371,000                320,226
Hon Hai Precision Industry                              123,000                456,018
MediaTek                                                 30,000                258,074
Realtek Semiconductor                                   114,500                336,618
Taiwan Semiconductor Manufacturing                    1,428,376              2,523,707
United Microelectronics                               1,105,600                909,458
United World Chinese Commercial Bank                    641,000                378,752
     Total Taiwan                                                            7,227,277

THAILAND
Advanced Info Service                                   675,000                626,537
Bangkok Bank                                            146,000                137,967
Siam Cement                                              33,000                357,235
Thai Farmers Bank                                       520,000                194,811
     Total Thailand                                                          1,316,550

TURKEY
Anadolu Efes Biracilik ve Malt Sanayii               10,742,628                212,692
Haci Omer Sabanci Holding                            53,979,260                173,032
Koc Holding                                          10,639,100                190,581
Migros Turk T.A.S                                     3,110,880                193,574
Turkcell Iletisim Hizmetleri                         43,770,543                217,339
Turkiye Is Bankasi (Isbank)                          67,318,787                241,180
Yapi Ve Kredi Bankasi                                91,307,418                166,431
     Total Turkey                                                            1,394,829

TOTAL COMMON STOCKS                                                         57,292,551

PREFERRED STOCKS
BRAZIL
Banco Bradesco                                       68,593,062                261,513
Banco Itau                                            6,346,000                404,812
Centrais Electricas Brasileiras                      38,628,000                478,304
Compania de Bebidas das Americas (Ambev)              2,036,500                332,914
Duratex                                               2,000,000                 29,012
Gerdau SA Siderurgia                                 38,230,000                268,754
Telesp Celular Participacoes                         23,806,330                 48,524
     TOTAL PREFERRED STOCKS                                                  1,823,833

WARRANTS
INDIA
Dr. Reddy's Laboratory                                   14,800                322,673
Hindustan Lever                                          64,600                293,087
Infosys Technology                                        2,615                158,828
Ranbaxy Laboratories                                     15,400                230,492
State Bank of India                                      18,100                 70,794
     Total India                                                             1,075,874

KOREA
Korea Tobacco & Ginseng                                  21,100                303,312
     TOTAL WARRANTS                                                          1,379,186


SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund                1,328,985              1,328,985

     TOTAL INVESTMENTS                                                      61,824,555

                    SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO AND SCHRODER EMERGING MARKETS FUND
                                    PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                                         OCTOBER 31, 2001

                                                         SCHRODER
                                                     EMERGING MARKETS           SCHRODER
                                                           FUND             EMERGING MARKETS         PROFORMA          PRO FORMA
                                                 INSTITUTIONAL PORTFOLIO          FUND              ADJUSTMENTS        COMBINED
ASSETS
Investments in securities, at value                     $ 33,301,787           $ 28,522,768                         $ 61,824,555
Foreign currency, at value                                 1,068,431                751,501
Dividens and tax reclaims receivable                          55,305                 20,013                               75,318
Interest receivable                                            2,305                  3,919                                6,224
Receivable for securities sold                             4,730,307                194,522                            4,924,829
Receivable for foreign currency contracts sold                   380                      -                                  380
Receivable for Fund shares sold                                    -                  1,416                                1,416
Deferred organizational costs                                      -                    195                                  195
Prepaid expenses                                              24,055                 18,750                               42,805
Due from Investment Advisor                                   18,620                 49,172                               67,792
                                                        ------------           ------------                         ------------
          TOTAL ASSETS                                    39,201,190             29,562,256                           66,943,514
                                                        ------------           ------------                         ------------

LIABILITIES
Payable for securities purchased                             113,632                256,440                              370,072
Payable for foreign currency contracts purchased               7,415                      -                                7,415
Payable for Fund shares redeeemed                          5,019,463                 16,060                            5,035,523
Advisory fee payable                                          32,142                 24,212                               56,354
Administration fee payable                                     3,303                  6,078                                9,381
Shareholder servicing fee payable                             16,929                      -                               16,929
Accrued expenses and other liabilities                       105,387                 38,974                              144,361
                                                        ------------           ------------                         ------------
         TOTAL LIABILITIES                                 5,298,271                341,764                            5,640,035
                                                        ------------           ------------                         ------------
     NET ASSETS                                         $ 33,902,919           $ 29,220,492                         $ 61,303,479
                                                        ============           ============                         ============

NET ASSETS
Capital paid-in                                           75,461,240             47,682,572                          123,143,812
Distributions in excess of net investment income             (35,427)               (19,358)                             (54,785)
Accumulated net realized loss on investments
    and foreign currency transactions(a)                 (36,971,391)           (13,851,365)                         (50,822,756)
Net unrealized depreciation on investments
    and foreign currency translations                     (4,551,503)            (4,591,357)                          (9,142,860)
                                                        ------------           ------------                         ------------
     NET ASSETS                                           33,902,919             29,220,492                           63,123,411
                                                        ============           ============                         ============

Investor Class:
    Net Assets                                          $ 25,303,179           $ 29,220,492       $ 8,599,740       $ 63,123,411
    Net asset value, offering and redemption
        price per share                                 $       6.46           $       7.49                                 7.49
Total  shares outstanding at end of period                 3,916,063              3,900,652           609,648          8,426,363



Advisor Shares
    Net Assets                                          $  8,599,740                      -       $(8,599,740)      $          -
    Net asset value, offering and redemption price per        $ 6.45                      -
        share
Total  shares outstanding at end of period                 1,332,816                      -        (1,332,816)                 -

Cost of securities                                      $ 37,836,065           $ 33,108,395                         $ 70,944,460
Cost of foreign currency                                $  1,067,824           $    751,280                         $  1,819,104


Notes to Pro Forma Statement of Assets and Liabilities (Unaudited)

(a) Schroder Emerging Markets Fund Institutional Portfolio has, for tax purposes, capital loss carryforwards which are limited due to ownership changes that occurred prior to the proposed merger. Schroder Emerging Markets Fund also has capital loss carryforwards available to offset future recognized capital gains. The availability of these loss carryforwards to offset future capital gains may be limited substantially, or further limited in the case of Schroder Emerging Markets Fund Institutional Portfolio, by the proposed merger.

                                           PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                               FOR THE YEAR ENDED OCTOBER 31, 2001
                                                           (UNAUDITED)

                                                 SCHRODER
                                             EMERGING MARKETS           SCHRODER
                                                   FUND             EMERGING MARKETS                    PRO FORMA       PRO FORMA
                                          INSTITUTIONAL PORTFOLIO          FUND           COMBINED     ADJUSTMENTS      COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                  1,606,169               558,179          2,164,348                      2,164,348
Interest income                                    141,764                81,699            223,463                        223,463
Foreign taxes withheld                            (158,176)              (47,617)          (205,793)                      (205,793)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCOME                           1,589,757               592,261          2,182,018            -         2,182,018
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                           771,447               312,834          1,084,281                      1,084,281
Shareholder servicing fees                          40,990                     -             40,990      (40,990)(a)             -
Administrative fees                                 77,145                78,208            155,353      115,726 (b)       271,079
Subadministration fees                             108,588                49,607            158,195                        158,195
Custodian fees                                     282,374               177,521            459,895      (50,000)(c)       409,895
Audit fees                                          62,254                16,954             79,208      (20,000)(d)        59,208
Legal fees                                          60,700                16,954             77,654      (30,000)(e)        47,654
Printing expenses                                   15,340                36,193             51,533      (15,340)(f)        36,193
Trustees fees                                       25,319                11,372             36,691      (10,000)(g)        26,691
Transfer agent fees                                 34,286                20,722             55,008      (36,000)(h)        19,008
Organizational expenses                                  -                   193                193                            193
Registration fees                                   12,928                14,685             27,613      (12,000)(i)        15,613
Insurance                                           13,417                 3,686             17,103                         17,103
Other                                               12,071                 4,267             16,338       (3,000)(j)        13,338
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL EXPENSES                         1,516,859               743,196          2,260,055     (101,604)        2,158,451
-----------------------------------------------------------------------------------------------------------------------------------
Expenses borne by Investment Advisor              (566,074)             (213,982)          (780,056)     244,791          (535,265)
Interest expense                                     2,122                 1,238              3,360            -             3,360
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                       952,907               530,452          1,483,359     (143,187)        1,626,546
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              636,850                61,809            698,659     (143,187)          555,472
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on investments sold          (28,054,615)          (10,173,939)       (38,228,554)                   (38,228,554)
Net realized loss on foreign currency
  transactions                                    (615,022)             (255,712)          (870,734)                      (870,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain loss on investments and
   foreign currency transactions               (28,669,637)          (10,429,651)       (39,099,288)                   (39,099,288)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation
   (depreciation) on investments                 5,302,015               (86,666)         5,215,349                      5,215,349
Change in net unrealized depreciation
   on foreign currency translations                (71,736)               (5,224)           (76,960)                       (76,960)
-----------------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized
         appreciation (depreciation) on
         investments and foreign
         currency translations                   5,230,279               (91,890)         5,138,389                      5,138,389
-----------------------------------------------------------------------------------------------------------------------------------
NET LOSS                                       (23,439,358)          (10,521,541)       (33,960,899)                   (33,960,899)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                  (22,802,508)          (10,459,732)       (33,262,240)    (143,187)      (33,405,427)
===================================================================================================================================

Notes to Pro Forma Combining Financial Statements
(Unaudited)

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended October 31, 2001 are intended to present the financial condition and related results of operations as if the Schroder Emerging Markets Fund Institutional Portfolio merged with the Schroder Emerging Markets Fund as of October 31, 2001.

The "Pro Forma Adjustments" to certain items above are intended to reflect expected adjustments to the "combined" totals for the two Funds due to economies of scale resulting from the combined business operations of the Funds, assuming the Merger is consummated. The pro forma adjustments to these pro forma financial statements are comprised of:

(a)  Adjustment to eliminate Shareholder Servicing Fee

(b) Adjustment to increase the administration fees to the terms under the Emerging Markets Fund Administration Agreement

(c)  Adjustment to eliminate duplicate custodian transaction charges

(d) Adjustment of audit fees to reflect expenses incurred for the audit of one combined Fund

(e) Adjustment to eliminate legal charges associated with two stand-alone prospectus filings

(f)  Adjustment to eliminate duplicate printings costs

(g) Adjustment of trustee fees to reflect combined current asset levels of the Funds

(h) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee

(i)  Adjustment to eliminate duplicate blue sky registration fees

(j)  Adjustment to eliminate duplicate miscellaneous expenses

                                  FORM OF PROXY

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES
          FOR A MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 5, 2002

The undersigned hereby appoints Catherine A. Mazza, Carin F. Muhlbaum and Alan
M. Mandel, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of the Fund indicated above to be held at the offices of Schroder Capital Funds (Delaware), 875 Third Avenue, 22nd Floor, New York, New York 10022 on September 5, 2002 at 10:00 a.m. (Eastern
Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER SIGNING ON THE REVERSE SIDE OF THIS CARD. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR the proposal.

TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.


NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.

[X] PLEASE MARK VOTES
    AS IN THIS EXAMPLE

-----------------------------------------------------------
             SCHRODER EMERGING MARKETS FUND
               INSTITUTIONAL PORTFOLIO
-----------------------------------------------------------

                                                            I.     Proposal to approve the Agreement and      FOR  AGAINST ABSTAIN
                                                                   Plan of Reorganization providing for the
                                                                   Merger of the Schroder Emerging Markets    [ ]    [ ]     [ ]
                                                                   Fund Institutional Portfolio with
                                                                   Schroder Emerging Markets Fund, as
                                                                   described in the Prospectus/Proxy
CONTROL NUMBER:                                                    Statement and the Agreement and Plan of
RECORD DATE SHARES:                                                Reorganization.

___________________________



Please be sure to sign and date this Proxy.  Date _________

___________________________   _____________________________        PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE
   Shareholder sign here           Co-owner sign here              ENCLOSED ENVELOPE.

  DETACH CARD                                                                                                           DETACH CARD
